Fair Value Measurements - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) stock professional	Dec. 31, 2015 USD ($) stock	Dec. 31, 2014 USD ($) stock
Fair Value Measurements (Textual) [Abstract]
AFG's internal investment professionals | professional	25
Level 3 assets as a percentage of total assets measured at fair value	5.00%
Percentage of level 3 assets that were priced using non-binding broker quotes	80.00%
Level 3 assets that were priced using non-binding broker quotes	$ 1,100
Percentage of internally developed Level 3 asset fair values to total assets (approximately)	1.00%
Life contingent annuities	$ 204	$ 200
Fixed-indexed annuities (embedded derivative)
Fair Value Measurements (Textual) [Abstract]
Fair value of derivatives in annuity benefits accumulated measured using a discounted cash flow approach	$ 1,760
Fixed-indexed annuities (embedded derivative) | Minimum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	3.00%
Fixed-indexed annuities (embedded derivative) | Maximum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	21.00%
Fixed-indexed annuities (embedded derivative), majority of future years | Minimum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	6.00%
Fixed-indexed annuities (embedded derivative), majority of future years | Maximum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	10.00%
Not Designated as Hedging Instrument | Annuity benefits | Fixed-indexed annuities (embedded derivative)
Fair Value Measurements (Textual) [Abstract]
Total realized/unrealized gains (losses) included in net income for the embedded derivatives related to the unlocking of actuarial assumptions	$ (17)	$ (28)	$ 58
Common stocks
Fair Value Measurements (Textual) [Abstract]
Number of stocks transferred from Level 2 to Level 1 | stock	2	1	0
Number of stocks transferred from Level 1 to Level 2 | stock	2	1	1
Fair value of assets transferred from Level 2 to Level 1 (are less than)	$ 0	$ 0	$ 0
Fair value of assets transferred from Level 1 to Level 2 (are less than)	$ 0	$ 0	$ 0